7. BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term borrowed funds	$ 20,174	$ 30,580
Weighted average rate	0.19%	0.19%
Daily average balance	$ 27,068	$ 33,179
Daily average balance, interest rate	0.21%	0.19%
Repurchase Agreements
Short-term borrowed funds	$ 20,174	$ 30,580
Weighted average rate	0.19%	0.19%
Daily average balance	$ 27,068	$ 33,080
Daily average balance, interest rate	0.21%	0.19%
Maximum outstanding at any month end	$ 51,750	$ 48,080
Federal Funds Purchased
Short-term borrowed funds		$ 0
Weighted average rate		0.00%
Daily average balance		$ 99
Daily average balance, interest rate		0.54%
Maximum outstanding at any month end		$ 0